Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.4%
	Australia: 3.2%
73,688	AGL Energy Ltd.	$1,048,059	0.5
235,475	Aurizon Holdings Ltd.	844,620	0.4
24,278	BHP Group Ltd.	630,863	0.3
36,093	Coca-Cola Amatil Ltd.	238,138	0.1
31,971	Computershare Ltd.	368,274	0.2
49,761	Crown Resorts Ltd.	431,373	0.2
34,245	Newcrest Mining Ltd.	650,774	0.3
28,162	Sonic Healthcare Ltd.	509,774	0.3
87,851	Sydney Airport	451,105	0.2
51,627	Wesfarmers Ltd.	1,323,473	0.7
		6,496,453	3.2

	Belgium: 0.5%
13,681	UCB S.A.	1,045,914	0.5

	Canada: 5.1%
15,552	Bank of Montreal	1,129,004	0.6
18,888	Bank of Nova Scotia	958,095	0.5
25,735	BCE, Inc.	1,158,798	0.6
15,332	Canadian Imperial Bank of Commerce - XTSE	1,162,605	0.6
25,786	CI Financial Corp.	387,095	0.2
16,549	Empire Co. Ltd.	381,523	0.2
22,509	Great-West Lifeco, Inc.	509,600	0.2
6,105	iA Financial Corp., Inc.	229,096	0.1
23,169	National Bank Of Canada	1,040,685	0.5
19,862	Open Text Corp.	789,719	0.4
31,371	TELUS Corp.	1,158,657	0.6
13,937	Waste Connections, Inc.	1,318,998	0.6
		10,223,875	5.1

	China: 0.5%
237,000	BOC Hong Kong Holdings Ltd.	910,902	0.5

	Denmark: 0.7%
28,991	Novo Nordisk A/S	1,364,268	0.7

	Finland: 0.8%
11,243	Nokian Renkaat OYJ	321,214	0.2
7,025	Orion Oyj	229,775	0.1
23,960	Sampo OYJ	1,035,974	0.5
		1,586,963	0.8

	France: 1.3%
9,974	Edenred	455,005	0.2
27,085	Getlink SE	417,728	0.2
68,827	Orange SA	1,065,103	0.5
2,925	Societe BIC S.A.	228,883	0.1
21,413	Societe Generale	535,685	0.3
		2,702,404	1.3

	Germany: 1.7%
1,937	Allianz SE	428,913	0.2
17,211	Deutsche Lufthansa AG	326,352	0.2
31,545	Deutsche Post AG	928,075	0.5
7,519	SAP SE	926,242	0.4
134,653	Telefonica Deutschland Holding AG	377,726	0.2

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
52,463		TUI AG	$483,669	0.2
			3,470,977	1.7

		Guernsey: 0.6%
20,395		Amdocs Ltd.	1,211,871	0.6

		Hong Kong: 1.6%
108,500		CK Hutchison Holdings Ltd.	1,024,822	0.5
257,000		HKT Trust / HKT Ltd.	405,191	0.2
128,000		Power Assets Holdings Ltd.	885,734	0.4
8,500		Jardine Matheson Holdings Ltd.	545,851	0.3
173,000		NWS Holdings Ltd.	340,895	0.2
			3,202,493	1.6

		Israel: 0.3%
86,544		Bank Leumi Le-Israel BM	579,868	0.3

		Italy: 1.1%
66,063		Assicurazioni Generali S.p.A.	1,157,273	0.6
224,376		Snam SpA	1,126,918	0.5
			2,284,191	1.1

		Japan: 7.1%
42,300		Canon, Inc.	1,191,675	0.6
4,400		Central Japan Railway Co.	914,559	0.4
25,100		Fuji Film Holdings Corp.	1,196,013	0.6
30,606		Japan Airlines Co. Ltd.	959,755	0.5
65		Japan Prime Realty Investment Corp.	278,319	0.1
14,100		Kamigumi Co., Ltd.	331,705	0.2
4,500		Konami Holdings Corp.	211,717	0.1
24,600		Kyushu Railway Co.	731,857	0.4
10,116		Medipal Holdings Corp.	218,356	0.1
5,900		MEIJI Holdings Co., Ltd.	413,317	0.2
6,929		Mitsubishi Corp.	179,574	0.1
71,400		Mitsui & Co., Ltd.	1,096,368	0.5
17,000		Nippon Telegraph & Telephone Corp.	760,599	0.4
48,500		NTT DoCoMo, Inc.	1,114,822	0.5
4,500	(1)	Oracle Corp. Japan	312,618	0.2
55,600		ORIX Corp.	783,890	0.4
7,900		Sankyo Co., Ltd.	300,897	0.1
72,500		Sekisui House Ltd.	1,159,619	0.6
77,406		Sumitomo Corp.	1,112,044	0.5
15,100		Sundrug Co., Ltd.	377,086	0.2
5,300		Suzuken Co., Ltd.	325,929	0.2
242		United Urban Investment Corp.	399,521	0.2
			14,370,240	7.1

		Netherlands: 3.2%
14,409	(2)	ABN AMRO Group NV	304,419	0.2
81,262		ING Groep NV	877,740	0.4
47,369		Koninklijke Ahold Delhaize NV	1,062,434	0.5
12,593		LyondellBasell Industries NV - Class A	935,030	0.4

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
28,565		NN Group NV	$1,084,356	0.6
73,761		Royal Dutch Shell PLC - Class A	2,284,765	1.1
			6,548,744	3.2

		New Zealand: 0.3%
218,058		Spark New Zealand Ltd.	543,406	0.3

		Norway: 0.7%
38,203		Mowi ASA	886,518	0.4
40,130		Orkla ASA	347,522	0.2
9,936		Telenor ASA	204,494	0.1
			1,438,534	0.7

		Singapore: 0.7%
231,000		ComfortDelgro Corp., Ltd.	413,948	0.2
65,000		SATS Ltd	240,231	0.1
75,000		Singapore Exchange Ltd.	403,367	0.2
104,600		Singapore Technologies Engineering Ltd.	298,177	0.2
			1,355,723	0.7

		Spain: 2.2%
6,474	(2)	Aena SME SA	1,188,796	0.6
38,255		Enagas	1,045,616	0.5
40,780		Endesa S.A.	1,015,895	0.5
718	(1)	Ferrovial SA	17,114	0.0
49,598		Ferrovial SA - FERE	1,182,192	0.6
			4,449,613	2.2

		Switzerland: 2.4%
14,402		Nestle SA	1,428,660	0.7
7,687		Roche Holding AG	2,019,007	1.0
4,129		Zurich Insurance Group AG	1,337,920	0.7
			4,785,587	2.4

		United Kingdom: 4.6%
115,634		Aviva PLC	591,154	0.3
263,406		BT Group PLC	642,349	0.3
38,924		Compass Group PLC	880,656	0.4
145,122		Direct Line Insurance Group PLC	580,163	0.3
76,370		GlaxoSmithKline PLC	1,474,402	0.7
37,398		Imperial Brands PLC	904,301	0.4
362,872		Legal & General Group PLC	1,175,826	0.6
250,921		Marks & Spencer Group PLC	714,123	0.4
39,228		Persimmon PLC	975,809	0.5
350,027		Taylor Wimpey PLC	731,329	0.4
277,601		Vodafone Group PLC	453,219	0.2
110,063		WM Morrison Supermarkets PLC	273,406	0.1
			9,396,737	4.6

		United States: 57.8%
19,520		AbbVie, Inc.	1,497,379	0.7
3,211		Accenture PLC	571,783	0.3
26,079		Aflac, Inc.	1,337,853	0.7
58,396		AGNC Investment Corp.	957,694	0.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,989	Air Products & Chemicals, Inc.	$1,422,890	0.7
5,180	Allison Transmission Holdings, Inc.	214,400	0.1
7,984	Allstate Corp.	762,552	0.4
27,622	Altria Group, Inc.	1,355,135	0.7
12,215	Ameren Corp.	895,848	0.4
6,448	Amgen, Inc.	1,074,882	0.5
13,542	Amphenol Corp.	1,178,154	0.6
107,750	Annaly Capital Management, Inc.	949,277	0.5
35,811	Apple Hospitality REIT, Inc.	552,922	0.3
19,770	Apple, Inc.	3,461,134	1.7
62,398	AT&T, Inc.	1,908,131	0.9
48,821	Bank of America Corp.	1,298,639	0.6
19,571	Bemis Co., Inc.	1,141,968	0.6
37,991	BGC Partners, Inc.	178,558	0.1
3,159	Boeing Co.	1,079,146	0.5
19,121	Booz Allen Hamilton Holding Corp.	1,207,874	0.6
27,356	Bristol-Myers Squibb Co.	1,241,142	0.6
11,582	Broadridge Financial Solutions, Inc. ADR	1,446,244	0.7
2,105	Camden Property Trust	217,573	0.1
20,004	CDK Global, Inc.	968,194	0.5
39,307	Centerpoint Energy, Inc.	1,117,891	0.6
16,370	CenturyLink, Inc.	171,066	0.1
16,686	Chevron Corp.	1,899,701	0.9
42,896	Chimera Investment Corp.	782,423	0.4
44,334	Cisco Systems, Inc.	2,306,698	1.1
11,758	Citrix Systems, Inc.	1,106,663	0.6
18,499	CMS Energy Corp.	1,037,979	0.5
8,859	CNA Financial Corp.	398,301	0.2
10,122	Comerica, Inc.	696,596	0.3
10,310	CoreCivic, Inc.	225,789	0.1
9,927	Darden Restaurants, Inc.	1,154,709	0.6
7,928	Eaton Corp. PLC	590,557	0.3
12,976	Eli Lilly & Co.	1,504,437	0.7
3,396	Encompass Health Corp.	200,092	0.1
4,156	Everest Re Group Ltd.	1,029,275	0.5
16,121	Evergy, Inc.	937,275	0.5
4,088	Exelon Corp.	196,551	0.1
9,334	Expedia Group, Inc.	1,073,410	0.5
13,779	Expeditors International Washington, Inc.	958,881	0.5
21,228	Exxon Mobil Corp.	1,502,305	0.7
24,293	Flir Systems, Inc.	1,174,081	0.6
24,398	General Mills, Inc.	1,206,237	0.6
10,887	Genuine Parts Co.	1,076,724	0.5
26,324	Geo Group, Inc./The	577,285	0.3
17,053	Hartford Financial Services Group, Inc.	898,011	0.4
1,552	HCA Healthcare, Inc.	187,730	0.1
10,496	Hershey Co.	1,385,052	0.7
22,214	Hewlett Packard Enterprise Co.	304,776	0.2
4,936	Home Depot, Inc.	937,100	0.5

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
10,348	Honeywell International, Inc.	$1,700,280	0.8
37,762	Intel Corp.	1,663,038	0.8
12,875	InterDigital, Inc.	817,820	0.4
12,640	International Business Machines Corp.	1,605,154	0.8
10,103	j2 Global, Inc.	851,582	0.4
24,482	Jabil, Inc.	602,012	0.3
6,359	JM Smucker Co.	773,000	0.4
21,405	Johnson & Johnson	2,807,266	1.4
14,735	JPMorgan Chase & Co.	1,561,321	0.8
44,195	Juniper Networks, Inc.	1,087,639	0.5
13,739	KAR Auction Services, Inc.	772,407	0.4
9,035	Kimberly-Clark Corp.	1,155,486	0.6
11,390	Kohl's Corp.	561,755	0.3
1,840	Lear Corp.	219,015	0.1
19,991	Maxim Integrated Products	1,051,327	0.5
11,702	MAXIMUS, Inc.	833,767	0.4
9,704	McDonald's Corp.	1,924,012	1.0
23,105	MDU Resources Group, Inc.	570,231	0.3
26,522	Merck & Co., Inc.	2,100,808	1.0
83,595	MFA Financial, Inc.	588,509	0.3
20,142	Microsoft Corp.	2,491,162	1.2
2,406	Motorola Solutions, Inc.	360,780	0.2
66,038	New Residential Investment Corp.	1,007,079	0.5
11,015	OGE Energy Corp.	457,783	0.2
39,906	Old Republic International Corp.	879,927	0.4
15,267	Omnicom Group	1,181,055	0.6
6,910	Oneok, Inc.	439,614	0.2
34,213	Oracle Corp.	1,731,178	0.9
15,462	Paychex, Inc.	1,326,485	0.7
15,268	PepsiCo, Inc.	1,954,304	1.0
18,308	Perspecta, Inc.	397,467	0.2
54,769	Pfizer, Inc.	2,274,009	1.1
20,505	Philip Morris International, Inc.	1,581,551	0.8
12,215	Phillips 66	986,972	0.5
4,743	Pinnacle West Capital Corp.	445,415	0.2
45,257	Plains GP Holdings L.P.	1,019,188	0.5
3,866	Popular, Inc.	201,844	0.1
18,521	Procter & Gamble Co.	1,905,996	0.9
12,640	Quest Diagnostics, Inc.	1,212,302	0.6
14,712	Republic Services, Inc.	1,244,488	0.6
11,739	Royal Gold, Inc.	1,032,915	0.5
43,594	Sabre Corp.	884,086	0.4
24,439	Service Corp. International	1,072,139	0.5
1,111	Simon Property Group, Inc.	180,082	0.1
17,503	Sonoco Products Co.	1,082,210	0.5
28,312	Starwood Property Trust, Inc.	624,280	0.3
15,189	Texas Instruments, Inc.	1,584,365	0.8
12,394	Total System Services, Inc.	1,531,031	0.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
79,788	Two Harbors Investment Corp.	$975,009	0.5
16,654	Tyson Foods, Inc.	1,263,872	0.6
5,917	Valero Energy Corp.	416,557	0.2
20,628	Virtu Financial, Inc.	474,856	0.2
21,970	Walgreens Boots Alliance, Inc.	1,084,000	0.5
6,359	Walt Disney Co.	839,642	0.4
12,860	Waste Management, Inc.	1,406,241	0.7
34,534	Wells Fargo & Co.	1,532,274	0.8
57,633	Western Union Co.	1,118,080	0.6
		117,003,634	57.8

	Total Common Stock
	(Cost $197,304,069)	194,972,397	96.4

EXCHANGE-TRADED FUNDS: 1.3%
13,796	iShares MSCI EAFE ETF	874,666	0.4
6,346	SPDR S&P 500 ETF Trust	1,746,864	0.9

	Total Exchange-Traded Funds
	(Cost $2,669,947)	2,621,530	1.3

RIGHTS: 0.0%
	United Kingdom: 0.0%
50,184	(1) Marks & Spencer Group PLC	24,744	0.0

	Total Rights
	(Cost $–)	24,744	0.0

	Total Long-Term Investments
	(Cost $199,974,016)	197,618,671	97.7

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
5,485,385	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.300%
	(Cost $5,485,385)	5,485,385	2.7

	Total Short-Term Investments
	(Cost $5,485,385)	5,485,385	2.7

	Total Investments in Securities (Cost $205,459,401)	$203,104,056	100.4
	Liabilities in Excess of Other Assets	(774,099)	(0.4)
	Net Assets	$202,329,957	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited)(Continued)

(3)	Rate shown is the 7-day yield as of May 31, 2019.
Sector Diversification	Percentage of Net Assets
Information Technology	19.6%
Financials	17.0
Industrials	11.6
Health Care	10.5
Consumer Staples	9.9
Consumer Discretionary	7.6
Communication Services	6.0
Energy	5.3
Utilities	4.3
Materials	3.4
Exchange-Traded Funds	1.3
Real Estate	1.2
Rights	0.0
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,496,453	$–	$6,496,453
Belgium	–	1,045,914	–	1,045,914
Canada	10,223,875	–	–	10,223,875
China	–	910,902	–	910,902
Denmark	–	1,364,268	–	1,364,268
Finland	–	1,586,963	–	1,586,963
France	–	2,702,404	–	2,702,404
Germany	377,726	3,093,251	–	3,470,977
Guernsey	1,211,871	–	–	1,211,871
Hong Kong	405,191	2,797,302	–	3,202,493
Israel	–	579,868	–	579,868
Italy	–	2,284,191	–	2,284,191
Japan	278,319	14,091,921	–	14,370,240
Netherlands	935,030	5,613,714	–	6,548,744
New Zealand	–	543,406	–	543,406
Norway	–	1,438,534	–	1,438,534
Singapore	–	1,355,723	–	1,355,723
Spain	–	4,449,613	–	4,449,613
Switzerland	–	4,785,587	–	4,785,587
United Kingdom	–	9,396,737	–	9,396,737
United States	117,003,634	–	–	117,003,634
Total Common Stock	130,435,646	64,536,751	–	194,972,397
Exchange-Traded Funds	2,621,530	–	–	2,621,530
Rights	24,744	–	–	24,744
Short-Term Investments	5,485,385	–	–	5,485,385
Total Investments, at fair value	$138,567,305	$64,536,751	$–	$203,104,056
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,694	–	3,694
Total Assets	$138,567,305	$64,540,445	$–	$203,107,750
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(269,934)	$–	$(269,934)
Written Options	–	(123,811)	–	(123,811)
Total Liabilities	$–	$(393,745)	$–	$(393,745)

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited)(Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2019, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 14,643,834	JPY 1,600,000,000	Brown Brothers Harriman & Co.	07/01/19	$(154,655)
USD 12,399,009	GBP 9,800,000	Brown Brothers Harriman & Co.	07/01/19	(8,617)
USD 18,870,709	EUR 16,900,000	Brown Brothers Harriman & Co.	07/01/19	(53,957)
USD 9,110,749	CAD 12,300,000	Citibank N.A.	07/02/19	3,694
USD 4,876,084	CHF 4,900,000	State Street Bank and Trust Co.	07/01/19	(30,991)
USD 16	EUR 14	The Bank of New York Mellon	06/03/19	–
USD 33,077	HKD 259,840	The Bank of New York Mellon	06/03/19	(68)
USD 12,817	HKD 100,667	The Bank of New York Mellon	06/04/19	(24)
USD 31,773	HKD 249,550	The Bank of New York Mellon	06/04/19	(59)
USD 27,880	HKD 218,751	The Bank of New York Mellon	06/05/19	(32)
USD 1,869	EUR 1,676	The Bank of New York Mellon	06/05/19	(17)
USD 6,574,257	AUD 9,500,000	The Bank of New York Mellon	07/01/19	(21,514)
				$(266,240)

At May 31, 2019, the following OTC written equity options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

EURO STOXX 50® Index	BNP Paribas	Call	06/06/19	EUR	3,464.000	1,100	EUR	3,608,473	$42,679	$(185)
EURO STOXX 50® Index	Morgan Stanley Capital Services LLC	Call	06/20/19	EUR	3,384.210	1,194	EUR	3,916,834	56,917	(14,399)
EURO STOXX 50® Index	BNP Paribas	Call	07/02/19	EUR	3,459.900	1,168	EUR	3,831,542	42,513	(6,406)
FTSE 100 Index	Morgan Stanley Capital Services LLC	Call	06/06/19	GBP	7,463.000	400	GBP	2,864,684	33,812	(176)
FTSE 100 Index	Morgan Stanley Capital Services LLC	Call	06/20/19	GBP	7,279.480	416	GBP	2,979,271	41,146	(16,479)
FTSE 100 Index	BNP Paribas	Call	07/02/19	GBP	7,422.110	408	GBP	2,921,978	33,374	(8,115)
Nikkei 225 Index	Societe Generale	Call	06/06/19	JPY	22,398.000	13,100	JPY	269,875,589	36,028	–
Nikkei 225 Index	Societe Generale	Call	06/20/19	JPY	21,617.540	18,689	JPY	385,015,640	75,463	(6,274)
Nikkei 225 Index	BNP Paribas	Call	07/02/19	JPY	21,516.500	18,307	JPY	377,145,985	59,561	(15,550)
S&P 500® Index	BNP Paribas	Call	06/06/19	USD	2,932.000	8,300	USD	22,842,098	238,999	(10)
S&P 500® Index	BNP Paribas	Call	06/20/19	USD	2,899.430	7,838	USD	21,570,646	357,761	(10,868)
S&P 500® Index	Morgan Stanley Capital Services LLC	Call	07/02/19	USD	2,888.130	7,833	USD	21,556,886	315,822	(45,349)
									$1,334,075	$(123,811)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar

Voya Global Advantage and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2019 (Unaudited)(Continued)

JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $204,264,055.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,411,445
Gross Unrealized Depreciation	(7,831,987)
Net Unrealized Depreciation	$(1,420,542)